Summary of Significant Accounting Policies - Schedule of Disaggregates Revenue Product Categories (Details) - USD ($)		12 Months Ended
		Sep. 30, 2024	Sep. 30, 2023	Sep. 30, 2022
Schedule of Disaggregates Revenue Product Categories [Line Items]
Net revenue		$ 11,506,440	$ 13,565,951	$ 19,711,290
Masks [Member]
Schedule of Disaggregates Revenue Product Categories [Line Items]
Net revenue		1,559,750	5,091,331	10,619,035
Medical Devices Other than Masks [Member]
Schedule of Disaggregates Revenue Product Categories [Line Items]
Net revenue	[1]	9,414,751	7,997,540	8,747,886
Commodity Trading [Member]
Schedule of Disaggregates Revenue Product Categories [Line Items]
Net revenue	[2]	435,728	325,429	106,643
Others [Member]
Schedule of Disaggregates Revenue Product Categories [Line Items]
Net revenue		$ 96,211	$ 151,651	$ 237,726

[1]	Medical devices other than masks are mainly anesthesia & respiratory consumables.
[2]	Commodity trading are mainly trading raw materials of masks and medical devices other than masks.